PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited)
1
Voya Strategic Allocation
Conservative Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 4 .9%
33,158  Schwab U.S. TIPS
ETF
$ 1,729,522
2 .9
19,530  Vanguard Long-Term
Treasury ETF
1,156,957
2 .0
Total Exchange-Traded
Funds
(Cost $3,059,634)
2,886,479
4 .9
MUTUAL FUNDS : 95 .2%
Affiliated Investment Companies : 95 .2%
321,501  Voya Global Bond
Fund - Class R6
2,334,097
4 .0
426,527  Voya High Yield Bond
Fund - Class R6
2,934,504
5 .0
2,059,864  Voya Intermediate
Bond Fund - Class R6
17,879,617
30 .3
478,538  Voya Large Cap Value
Portfolio - Class R6
3,029,145
5 .1
33,150  Voya Large-Cap
Growth Fund - Class
R6
1,774,199
3 .0
678,530  Voya Limited Maturity
Bond Portfolio - Class I
6,398,536
10 .9
156,784
(1)
Voya MidCap
Opportunities Portfolio
- Class R6
877,989
1 .5
129,287  Voya Multi-Manager
International Equity
Fund - Class I
1,340,711
2 .3
140,342  Voya Multi-Manager
International Factors
Fund - Class I
1,343,074
2 .3
88,126  Voya Multi-Manager
Mid Cap Value Fund
- Class I
915,629
1 .6
78,917  Voya Small Company
Fund - Class R6
1,201,121
2 .0
592,954  Voya U.S. Stock Index
Portfolio - Class I
11,657,479
19 .8
340,574  VY
®
BrandywineGLOBAL -
Bond Portfolio - Class I
3,208,207
5 .4
12,431  VY
®
T. Rowe Price
Growth Equity Portfolio
- Class I
1,188,920
2 .0
Total Mutual Funds
(Cost $53,588,879)
56,083,228
95 .2
Total Long-Term
Investments
(Cost $56,648,513)
58,969,707
100 .1
Total Investments in
Securities
(Cost $56,648,513) $ 58,969,707 100 .1
Liabilities in Excess
of Other Assets (32,990) (0.1)
Net Assets $ 58,936,717 100.0
(1)
Non-income producing security.

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)
2
Voya Strategic Allocation
Conservative Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 2,886,479 $ — $ — $ 2,886,479
Mutual Funds 56,083,228 — — 56,083,228
Total Investments, at fair value $ 58,969,707 $ — $ — $ 58,969,707
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended March 31, 2024, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2023
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2024
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Global Bond Fund - Class R6
$ 2,251,808 $ 191,863 $ (67,464) $ (42,110) $ 2,334,097 $ 24,977 $ (15,931) $ —
Voya High Yield Bond Fund - Class
R6
2,863,790 156,527 (78,313) (7,500) 2,934,504 49,663 (4,654) —
Voya Intermediate Bond Fund -
Class R6
17,463,528 1,419,711 (891,090) (112,532) 17,879,617 202,405 (113,660) —
Voya Large Cap Value Portfolio -
Class R6
1,740,938 1,189,346 (294,739) 393,600 3,029,145 — (173,829) —
Voya Large-Cap Growth Fund -
Class R6
1,759,789 53,243 (259,836) 221,003 1,774,199 — 25,746 —
Voya Limited Maturity Bond
Portfolio - Class I
6,076,810 496,904 (145,602) (29,576) 6,398,536 77,086 (3,885) —
Voya MidCap Opportunities
Portfolio - Class R6
866,693 26,621 (85,327) 70,002 877,989 — 14,412 —
Voya Multi-Manager Emerging
Markets Equity Fund - Class I
1,144,632 48,331 (1,085,925) (107,038) — — 119,080 —
Voya Multi-Manager International
Equity Fund - Class I
1,272,540 54,131 (39,692) 53,732 1,340,711 — 316 —
Voya Multi-Manager International
Factors Fund - Class I
1,292,984 38,616 (53,401) 64,875 1,343,074 — 768 —
Voya Multi-Manager Mid Cap Value
Fund - Class I
852,709 26,621 (40,679) 76,978 915,629 — 2,363 —
Voya Small Company Fund - Class
R6
1,191,782 51,485 (55,478) 13,332 1,201,121 — 1,337 —
Voya U.S. High Dividend Low
Volatility Fund - Class R6
1,695,982 23,755 (1,740,514) 20,777 — — 52,473 —
Voya U.S. Stock Index Portfolio -
Class I
8,388,800 2,972,143 (608,165) 904,701 11,657,479 — 21,157 —
VY
®
BrandywineGLOBAL - Bond
Portfolio - Class I
3,011,401 332,288 (93,847) (41,635) 3,208,207 — (13,326) —
VY
®
T. Rowe Price Growth Equity
Portfolio - Class I
1,767,377 43,414 (865,417) 243,546 1,188,920 — (50,503) —
$ 53,641,563 $ 7,124,999 $ (6,405,489) $ 1,722,155 $ 56,083,228 $ 354,131 $ (138,136) $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)
3
Voya Strategic Allocation
Conservative Portfolio
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 4,578,467
Gross Unrealized Depreciation (2,257,274)
Net Unrealized Appreciation $ 2,321,193